Financial Instruments (Schedule of Group's Exposure to Foreign Currency Risk and CPI) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		₪ 1,202	₪ 527	₪ 1,240	₪ 761
Current investments, including derivatives		404	364
Trade receivables	[1]	1,152	1,280
Other receivables		84	89
Non- current assets
Long-term receivables		852	895
Current liabilities
Current maturities of debentures and of loans from financial institutions		(620)	(618)
Trade payables and accrued expenses		(696)	(652)
Other current liabilities, including derivatives		(257)	(277)
Non- current liabilities
Long-term loans from financial institutions		(334)	(462)
Debentures		(2,911)	(2,360)
Other non-current liabilities		(16)	(15)
Currency Risk [Member] | In or linked to foreign currencies (mainly USD) [Member]
Current assets
Cash and cash equivalents		13	29
Current investments, including derivatives		20	13
Trade receivables		56	61
Other receivables
Non- current assets
Long-term receivables
Current liabilities
Current maturities of debentures and of loans from financial institutions
Trade payables and accrued expenses		(182)	(115)
Other current liabilities, including derivatives			(1)
Non- current liabilities
Long-term loans from financial institutions
Debentures
Other non-current liabilities		(12)	(1)
Assets (liabilities)		(105)	(14)
Currency Risk [Member] | Linked to CPI [Member]
Current assets
Cash and cash equivalents
Current investments, including derivatives		171	135
Trade receivables
Other receivables		1
Non- current assets
Long-term receivables		57	54
Current liabilities
Current maturities of debentures and of loans from financial institutions		(328)	(322)
Trade payables and accrued expenses
Other current liabilities, including derivatives		(20)	(42)
Non- current liabilities
Long-term loans from financial institutions
Debentures		(998)	(1,288)
Other non-current liabilities
Assets (liabilities)		(1,117)	(1,463)
Currency Risk [Member] | Unlinked [Member]
Current assets
Cash and cash equivalents		1,189	498
Current investments, including derivatives		177	181
Trade receivables		1,096	1,219
Other receivables		1	8
Non- current assets
Long-term receivables		449	495
Current liabilities
Current maturities of debentures and of loans from financial institutions		(292)	(297)
Trade payables and accrued expenses		(514)	(537)
Other current liabilities, including derivatives		(164)	(161)
Non- current liabilities
Long-term loans from financial institutions		(334)	(462)
Debentures		(1,914)	(1,071)
Other non-current liabilities			(11)
Assets (liabilities)		₪ (306)	₪ (138)

[1]	Net of allowance for doubtful debts.